Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2018	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 3		¥ 1,692	¥ 3,420
Adjustments for decrease (increase) in derivative financial assets	¥ 43,561		42,464
Increase Decrease in Others	8,494		4,563
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss		(1,478,356)	(2,641,416)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss	¥ (16,422)	¥ (1,478,356)	(2,641,416)
At fair value [member] | Reclassification From Level2 To Level3 Of Fair Value Hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss			¥ (15,944)